Oil and gas reserves information:	12 Months Ended
Jun. 30, 2014
Oil and gas reserves information:
Oil and gas reserves information:

Note L - Oil and gas reserves information (unaudited):

The estimates of proved oil and gas reserves utilized in the preparation of the financial statements are estimated in accordance with guidelines established by the SEC and the FASB, which require that reserve estimates be prepared under existing economic and operating conditions with no provision for price and cost escalations over prices and costs existing at year-end except by contractual arrangements.

The Company emphasizes that reserve estimates are inherently imprecise. Accordingly, the estimates are expected to change as more current information becomes available. The Company’s policy is to amortize capitalized oil and gas costs on the unit of production method, based upon these reserve estimates. The amortization was $1.89 per Mcfe during the twelve month period ended June 30, 2014, as compared to $2.80 per Mcfe during the same periods in 2013. It is reasonably possible that, because of changes in market conditions or the inherent imprecision of these reserve estimates, that the estimates of future cash inflows, future gross revenues, the amount of oil and gas reserves, the remaining estimated lives of the oil and gas properties, or any combination of the above may be increased or reduced in the near term.

If reduced, the carrying amount of capitalized oil and gas properties may be reduced materially in the near term.

The following unaudited table sets forth proved oil and gas reserves, all within the United States, at June 30, 2014 and 2013 together with the changes therein:

	Natural Gas (Mcfe)
	2014	2013

Proved developed reserves:
Beginning of year	4,899,388	3,982,265
Revisions of previous estimates	4,432,322	2,058,597
Purchases of reserves in place	85,054,533	—
Production	(4,044,085)	(1,141,474)

End of year	90,342,158	4,899,388

Proved developed reserves, end of year	90,342,158	4,899,388

Proved undeveloped reserves:
Beginning of year	28,092,172	19,357,720
Revisions of previous estimates	(15,814,343)	(1,704,875)
Purchases of reserves in place	20,140,796	—
Extensions and discoveries	3,762,262	10,439,327

End of year	36,180,887	28,092,172

Proved undeveloped reserves, end of year	36,180,887	28,092,172

	Oil, Condensate (Bbls)
	2014	2013

Proved developed reserves:
Beginning of year	1,835	443
Revisions of previous estimates	9,173	2,255
Purchases of reserves in place	53,984	—
Production	(10,231)	(863)

End of year	54,761	1,835

Proved developed reserves, end of year	54,761	1,835

Proved undeveloped reserves:
Beginning of year	393,673	427,190
Revisions of previous estimates	(217,471)	(179,808)
Purchases of reserves in place	236,730	—
Extensions and discoveries	53,994	146,291

End of year	466,926	393,673

Proved undeveloped reserves, end of year	466,926	393,673

	NGL (Bbls)
	2014	2013

Proved developed reserves:
Beginning of year	11,205	35
Revisions of previous estimates	(4,101)	13,695
Purchases of reserves in place	4,671	—
Production	(2,658)	(2,525)

End of year	9,117	11,205

Proved developed reserves, end of year	9,117	11,205

Proved undeveloped reserves:
Beginning of year	1,624,269	1,313,531
Revisions of previous estimates	(1,286,946)	(292,864)
Purchases of reserves in place	453,196	—
Extensions and discoveries	103,365	603,602

End of year	893,884	1,624,269

Proved undeveloped reserves, end of year	893,884	1,624,269

	Natural Gas (Mcfs)
	2014	2013

Proved developed reserves:
Beginning of year	4,899,388	3,982,265
End of year	90,342,158	4,899,388

Proved undeveloped reserves:
Beginning of year	28,092,172	19,357,720
End of year	36,180,887	28,092,172

	Oil (Bbls)
	2014	2013

Proved developed reserves:
Beginning of year	1,835	443
End of year	54,761	1,835

Proved undeveloped reserves:
Beginning of year	393,673	427,190
End of year	466,926	393,673

	Natural Gas Liquids (Bbls)
	2014	2013

Proved developed reserves:
Beginning of year	11,205	35
End of year	9,117	11,205

Proved undeveloped reserves:
Beginning of year	1,624,269	1,313,531
End of year	893,884	1,624,269

The Company’s Louisiana acreage lies atop the center of what is known in our industry as the “Haynesville Shale Play” (which we refer to as the “Bossier/Haynesville shale” elsewhere herein), one of the most prolific dry gas recent field discoveries in the United States; and also includes the Cotton Valley sand formation, a formation with gas, NGL and oil. The discovery of the existence of the Bossier/Haynesville shale formations in the Company’s acreage in fiscal 2008, in an environment of strong pricing for dry natural gas, led to a shift in strategy away from concentrating solely on the development of the Cotton Valley and other shallow formations in our Bethany Longstreet and Johnson Branch fields, and to commencement of the development of the Bossier/Haynesville shale acreage.  Development slowed in fiscal 2009, due to deteriorated economic conditions, a harsh debt and equity environment, stubbornly high field operation costs, and a collapse in the pricing of natural gas.

The strategic transactions consummated by the Company in the first half of fiscal 2010 repositioned the Company for increased development of the Bossier/Haynesville shale on its acreage.  And, development activity did gain some momentum by the second half of fiscal 2010, with increased activity and development undertaken by EXCO as well as other third party operators of the Bossier/Haynesville shale through fiscal 2011, despite a depressed commodity market for natural gas. The continued deterioration of pricing for dry natural gas, which has persisted through fiscal 2013, brought a halt to additional development of the Bossier/Haynesville shale on Company acreage.  In fiscal 2014, due to spikes in natural gas pricing, and greater drilling and completion efficiencies, development of the Haynesville Shale formation re-commenced in fiscal 2014.  As in fiscal 2013, in fiscal 2014, dry natural gas pricing on average was so low that the Company could not recognize any Proven Undeveloped locations in the Bossier/Haynesville shale; however, the Bossier/Haynesville shale remains a prolific dry gas field and a significant asset to the Company upon a more permanent correction in commodity pricing.  In addition, secondary completion efforts have been performed on some of the earliest drilled and completed Haynesville Shale wells near our acreage, and such secondary completion efforts have been very successful economically at increasing production significantly at low expenditures.  In 2014, through its acquisition of the Tauren Louisiana acreage, the Company more than doubled its Cotton Valley and shallower zones working interest in its existing acreage.  A variety of horizontal development in the Cotton Valley sand in and around our Northwest Louisiana acreage commenced in fiscal 2013 and continued into fiscal 2014.

On October 2, 2013, we acquired acreage from Gastar and Navasota in Leon and Robertson Counties, Texas.  Approximately 40% of this acreage is held by production, with the balance of this acreage to be renewed or drilled to hold.  Additionally, there is open acreage in and around our Leon and Robertson County acreage position.  We are experiencing significant competition in Leon and Robertson Counties with both renewing our current acreage position not held by production as well as taking new leases; however, this has not yet had a material impact in our operations or our plans for development.  These acquisitions afford the Company exploitation opportunities in the reservoir rich environments of the Cotton Valley Knowles and the Middle and Deep Bossier; along with the Bossier, Eagle Ford, Woodbine, Austin Chalk, Buda, Glen Rose and Georgetown formations.  The Company has seen success on its acreage with wells drilled by achieving production from the Bossier formations.

Natural gas commodity pricing, though stronger in fiscal 2014 than in the previous few years, still remained somewhat historically depressed.  While oil prices remained strong in fiscal 2014, pricing for NGL weakened significantly.

Nearly all of the Company’s reserve value for fiscal 2014 in its June 30, 2014 reserve report are in proved developed producing wells and proved developed non-producing reserves in existing well bores.  As acquired in fiscal year 2014, all East Texas proved developed producing reserves and proved developed non-producing reserves are new to the Company’s reserve report, and comprise a substantial portion of the Company’s reserve value.  While the Company has material net reserves in its proven undeveloped drilling locations in this reserve report, de minimis value is afforded to them.

The Company has a variety of proven undeveloped locations in the Cotton Valley sand for its June 30, 2014, SEC reserve report.  In comparison to the June 30, 2013 reserve report, 19 Cotton Valley proved undeveloped locations and are now not reflected at all in the reserve report due to not being drilled, lack of capital to drill such locations, and the general slow pace of Cotton Valley development over the past fiscal year; however, the Company picked up 6 new Cotton Valley proved undeveloped locations due to overall field development and activity and longer range Company planning.  The Company does show some proved undeveloped reserve value for its East Texas acreage.

The “Revisions of previous estimates” were reduced by 21,911,480 Mcfe due to 19 wells (deemed uneconomical) dropping off the drilling schedule as proved undeveloped Cotton Valley locations.  This reduction is offset by 4,706,416 Mcfe stemming from 6 new Cotton Valley proved undeveloped locations on the drilling schedule.  The reserve estimates attributable to these new proved undeveloped locations are listed under “Extensions and discoveries.”

Standardized measure of discounted future net cash flows relating to proved reserves:

The Standardized Measure of discounted future net cash flows (discounted at 10%) from production of proved reserves was developed as follows:

•         An estimate was made of the quantity of proved reserves and the future periods in which they are expected to be produced based on year-end economic conditions.

•         In accordance with SEC guidelines, the engineers’ estimates of future net revenues from our proved properties and the present value thereof for fiscal 2014 and 2013 are made using the twelve-month average of the first-day-of-the-month reference prices as adjusted for location and quality differentials. Prior year estimates were not required to be restated and reflect previously disclosed estimates using year-end prices. These prices are held constant throughout the life of the properties. Oil and natural gas prices are adjusted for each lease for quality, contractual agreements, lease use shrinkage and regional price variations.

•         The future gross revenue streams were reduced by estimated future operating costs (including production and ad valorem taxes) and future development and abandonment costs, all of which were based on current costs in effect at June 30 of the year presented and held constant throughout the life of the properties.

•         Future income taxes were calculated by applying the statutory federal and state income tax rate to pre-tax future net cash flows, net of the tax basis of the properties involved and utilization of available tax carryforwards related to oil and gas operations.

Plugging and abandonment costs of $166,000 during the year ended June 30, 2013 were less than 0.5% of the Standardized Measure shown on our June 30, 2013 reserve report of $39,025,000. Therefore, it was determined that the plugging and abandonment costs were not material for that period, and were excluded from the estimates included in this reserve report.

The resulting future net cash flows were discounted using a rate of 10% per annum (Table 1). The standardized measure of discounted net cash flow amounts contained in the following tabulation does not purport to represent the fair market value of the Company’s oil and gas proved by drilling or production history. There are significant uncertainties inherent in estimating timing and amount of future costs. In addition, the method of valuation utilized is based on current prices and costs and the use of a 10% discount rate, and is not necessarily appropriate for determining fair value (Table 2).

The following is the estimated standardized measure relating to proved oil and gas reserves at June 30, 2014 and 2013:

Table 1	2014	2013
Future cash flows	$601,221,686	$242,990,435
Future production costs	(131,252,700)	(29,432,000)
Future development costs	(153,595,600)	(111,455,400)
Future severance tax expense	(30,637,508)	(13,268,035)
Future income taxes	—	—
Future net cash flows	$285,735,878	$88,835,000
Ten percent annual discount for estimated timing of net cash flows	(149,143,028)	(49,787,200)
Standardized measure of discounted future net cash flows	$136,592,850	$39,047,800

The following is an analysis of changes in the estimated standardized measure of proved reserves during the years ended June 30, 2014 and 2013:

Table 2	2014	2013
Changes from:
Sale of oil and gas produced	$(6,847,463)	$(1,971,234)
Net changes in prices and production costs	(12,935,482)	(695,805)
Extensions and discoveries	(592,800)	12,195,100
Revision of previous quantity estimates	(10,053,209)	11,285,959
Accretion of discounts	3,904,780	2,997,621
Net change in income taxes	—	526,854
Purchases of reserves in place	127,429,600	—
Disposals of reserves in place	—	—
Development costs incurred that reduced future development costs	—	—
Changes in future development costs	(8,397,684)	48,872,306
Changes in timing of production and other	5,037,308	(64,139,210)
Change in standardized measure	$97,545,050	$9,071,591

Commodity Pricing	2014	2013
Oil - per Bbl	$97.51	$85.13
Natural Gas - per Mcf	$4.01	$3.62
Natural Gas Liquids - per Bbl	$47.66	$54.99